AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2020 (Unaudited)

Principal
Amount		Value
	U.S. TREASURY NOTES — 75.4%
	United States Treasury Note
$15,200,000	2.000%, 7/31/2020[1]	$15,223,028
7,000,000	1.625%, 11/30/2020	7,041,286
5,000,000	2.250%, 2/15/2021	5,064,745
	TOTAL U.S. TREASURY NOTES
	(Cost $27,156,919)	27,329,059

Number of Shares
	SHORT-TERM INVESTMENTS — 26.7%
9,685,773	Fidelity Investments Money Market Government Portfolio - Institutional Class, 0.07%[2]	9,685,773
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,685,773)	9,685,773

	TOTAL INVESTMENTS — 102.1%
	(Cost $36,842,692)	37,014,832
	Liabilities in Excess of Other Assets — (2.1)%	(757,381)
	TOTAL NET ASSETS — 100.0%	$36,257,451

[1]	All or a portion of this investment is a holding of Equinox Chesapeake Strategy Fund Limited.
[2]	The rate is the annualized seven-day yield at period end.

AXS Chesapeake Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2020 (Unaudited)

FUTURES CONTRACTS

					Unrealized
	Expiration	Number of	Notional	Value at	Appreciation
Long Contracts	Date	Contracts	Value	June 30, 2020	(Depreciation)
Commodity Futures
CMX Gold[1]	August 2020	8	$1,403,440	$1,440,400	$36,960
CMX Silver[1]	September 2020	2	178,710	186,370	7,660

Currency Futures
CME Australian Dollar	September 2020	10	699,300	690,000	(9,300)
CME Euro	September 2020	9	1,274,531	1,266,019	(8,512)

Equity Futures
Wal-Mart Stores, Inc.	September 2020	31	373,092	371,349	(1,743)

Index Futures
CME E-mini S&P 500	September 2020	3	480,563	463,530	(17,033)
CME NASDAQ 100 E-Mini	September 2020	10	1,987,300	2,029,450	42,150

Interest Rate Futures
CBOT 5-Year U.S. Treasury Note	September 2020	60	7,529,064	7,544,531	15,467
CBOT 10-Year U.S. Treasury Note	September 2020	65	9,021,797	9,046,172	24,375
ICF Long Gilt	September 2020	8	1,098,800	1,101,675	2,875
Total Long Contracts			24,046,597	24,139,496	92,899

Short Contracts
Commodity Futures
CBOT Corn[1]	September 2020	(80)	(1,346,000)	(1,366,000)	(20,000)
CBOT Soybean Oil[1]	August 2020	(50)	(844,800)	(844,200)	600
CME Lean Hogs[1]	August 2020	(10)	(227,930)	(196,100)	31,830
ICE Canola[1]	November 2020	(108)	(1,015,288)	(1,024,769)	(9,481)
LME Primary Aluminum[1]	August 2020	(28)	(1,045,100)	(1,125,775)	(80,675)
LME Zinc[1]	August 2020	(18)	(906,750)	(918,900)	(12,150)
NYBOT Coffee 'C'[1]	September 2020	(6)	(221,400)	(227,250)	(5,850)
NYMEX NY Harbor ULSD[1]	August 2020	(20)	(1,001,213)	(996,660)	4,553

Currency Futures
Brazil Real	August 2020	(74)	(1,417,470)	(1,360,120)	57,350
Canadian Dollar	September 2020	(26)	(1,940,250)	(1,914,120)	26,130
CME Mexican Peso	September 2020	(13)	(296,920)	(280,020)	16,900
Indian Rupee	July 2020	(40)	(2,615,100)	(2,640,400)	(25,300)

Index Futures
ICF FTSE 100 Index	September 2020	(10)	(597,750)	(618,816)	(21,066)
Total Short Contracts			(13,475,971)	(13,513,130)	(37,159)

TOTAL FUTURES CONTRACTS			$10,570,626	$10,626,366	$55,740

[1]	This investment is a holding of Equinox Chesapeake Strategy Fund Limited.